Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000211437 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000211437 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000225265 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225265 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	78.80%